PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Property, plant and equipment [abstract]
Balance as of January 1	$ 6,879	$ 7,340
Additions	1,501	1,224
Disposals	(27)	(32)
Depreciation	(1,143)	(1,193)
Held for sale	(746)	0
Impairment	(4)	(41)
Translation adjustment	(5)	(1,178)
Other	(9)	35
Balance as of September 30	6,446	6,155
Additions to right-of-use assets	$ 108	$ 13